Transactions and Balances with Related Parties - Schedule of Balances Receivable from and Payable to Related Parties (Details) - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accounts receivable:
Total short term	$ 129,468	$ 120,202
Accounts receivable:
Total Accounts receivable long term	648,281	648,281
Loans to related parties:
Total loans to related parties	1,380,640	1,260,290
Total, long-term	2,028,921	1,908,571
Total accounts payable	286,683	264,589
Loans from related parties:
Loans from related parties	3,176,888	3,175,742
Related party total	3,463,571	3,440,331
Industrias CH, S.A.B de C.V. [Member]
Accounts receivable:
Total short term	62,055	62,055
Accounts receivable:
Total Accounts receivable long term	648,281	648,281
Loans to related parties:
Total loans to related parties	1,210,078	1,134,678
Cía. Laminadora Vista Hermosa, S.A. de C.V. [Member]
Accounts receivable:
Total short term	696	628
Operadora compañía Mexicana de Tubos, S.A. de C.V. [Member]
Accounts receivable:
Total short term	764	873
Compañia Sideúrgica del Golfo, S.A. de C.V. [Member]
Accounts receivable:
Total short term	16,838	0
Cía. Tubos y Perfiles Monterrey, S.A. de C.V. [Member]
Accounts receivable:
Total short term	3,318	3,318
Operadora Perfiles Sigosa, S.A. de C.V. [Member]
Accounts receivable:
Total short term	1,402	4,784
Loans to related parties:
Total accounts payable	6,193	9,662
Operadora Construalco, S.A. de C.V. [Member]
Accounts receivable:
Total short term	642	554
Aceros y Laminados Sigosa, S.A. de C.V. [Member]
Accounts receivable:
Total short term	1,638	1,638
Loans to related parties:
Total accounts payable	4,136	4,171
Arrendadora Norte de Matamoros, S.A. de C.V. [Member]
Accounts receivable:
Total short term	1,294	1,294
Compañía Manufacturera de Tubos, S.A. de C.V. [Member]
Accounts receivable:
Total short term	960	0
Joist del Golfo, S.A. de C.V. [Member]
Accounts receivable:
Total short term	2,347	2,347
Holding Protel, S.A. de C.V. [Member]
Accounts receivable:
Total short term	3	3
Aceros CH, S.A. de C.V. [Member]
Accounts receivable:
Total short term	255	214
Operadora Laminadora Vista Hermosa, S.A. de C.V. [Member]
Accounts receivable:
Total short term	3,605	3,573
Siderúrgicos del Golfo, S.A. de C.V. [Member]
Accounts receivable:
Total short term	378	213
Perfiles Comerciales Sigosa, S.A. de C.V. [Member]
Accounts receivable:
Total short term	31,822	31,822
Loans to related parties:
Total loans to related parties	170,562	125,612
Pytsa Industrial de Mexico. S.A. de C.V. [Member]
Accounts receivable:
Total short term	438	0
Tuberias y Laminados la Mexicana, S.A. de C.V. [Member]
Accounts receivable:
Total short term	74	0
Acertam, S.A. de C.V. [Member]
Accounts receivable:
Total short term	785	785
Servicios Estructurales, S.A. de C.V. [Member]
Accounts receivable:
Total short term	75	5,512
Tuberias Procarsa, S.A. de C.V. [Member]
Accounts receivable:
Total short term	78	0
Others [Member]
Accounts receivable:
Total short term	1	589
Loans to related parties:
Total accounts payable	413	402
Industrias CH, S.A.B. de C.V. [Member]
Loans to related parties:
Total accounts payable	220,431	214,671
Perfiles Comeciales Sigosa, S.A. de C.V. [Member]
Loans to related parties:
Total accounts payable	4,913	6,914
Holding Protel, S.A. de C.V. [Member]
Loans to related parties:
Total accounts payable	368	368
Compañia Laminadora Vista Hermosa, S.A. de C.V. [Member]
Loans to related parties:
Total accounts payable	0	706
Operadora Pytsa Industrial, S.A. de C.V. [Member]
Loans to related parties:
Total accounts payable	8,035	9,846
Compañía Industrial Mexicana, S.A. de C.V. [Member]
Loans to related parties:
Total accounts payable	578	578
Compañia Manufacturera de Tubos, S.A. de C.V. [Member]
Loans to related parties:
Total accounts payable	8,292	9,059
Operadora Compañia Mexicana de Tubos, S.A. de C.V. [Member]
Loans to related parties:
Total accounts payable	6,342	6,975
Compañia Siderúrgica del Golfo, S.A. de C.V. [Member]
Loans to related parties:
Total accounts payable	23,857	0
Cía. Mexicana de Perfiles y Tubos, S.A. de C.V. [Member]
Loans to related parties:
Total accounts payable	595	595
Industrias Procarsa, S.A. de C.V. [Member]
Loans to related parties:
Total accounts payable	122	156
Compañia Laminadora Vist Hermosa, S.A. de C.V. [Member]
Loans to related parties:
Total accounts payable	966	0
Operadora Construalco, S.A. de C.V. [Member]
Loans to related parties:
Total accounts payable	497	0
Ferrovisa, S.A. de C.V. [Member]
Loans to related parties:
Total accounts payable	945	486
Operadora de Perfiles Sigosa, S.A. de C.V. [Member]
Loans from related parties:
Loans from related parties	$ 3,176,888	$ 3,175,742